Employee benefits (Details Textual) (EUR €)	12 Months Ended
	Dec. 31, 2012 Person Company SharePlan OptionPlan Y		Dec. 31, 2011		Dec. 31, 2010
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Vesting period of granted shares options	3 years
Employee Benefits Bonus Plan (Textual) [Abstract]
Profit sharing amount	€ 64,500,000		€ 64,000,000		€ 52,200,000
Individual variable pay and sales reward	24,400,000		23,200,000		23,100,000
Sales reward	2,600,000
Recognized expense associated with share-based payments	18,714,000		12,430,000		12,109,000
Tax benefit recognized related to Recognized expenses	900,000		500,000		1,000,000
Total compensation expenses related to non-vested awards to be recognized in future periods	30,400,000		23,300,000		16,700,000
Number of stock option plans	5
Number of share plans	6
Weighted average period for non-vested awards to be recognized in future in years	2 years		1 year 10 months 24 days		2 years
Company's liability under deferred compensation plans	11,800,000		10,200,000
Number of Dutch payroll employees in multi-employer union plan	4,778
Number of companies which are covered by Multi Employer Plan	1,220
Number of Contributing Members in Multi-Employer Plan	150,000
Contribution to the multi-employer union plan	less than 5.0% of the total contribution to the plan
Multi employer plan coverage ratio	93.90%		90.00%
Pension premium percentage	24.00%
Multi employer plan, asset to obligation coverage ratio minimum	104.25%
Impact in % for ASML pension premium	24.00%
Forfeiture rate		[1]		[1]		[1]
The number of years after deferral that participants elect to receive funds in future periods after earlier of the employment termination or their withdrawal election	3
Maximum [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Service condition, period	4 years
Minimum [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Service condition, period	3 years
Management [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
STI (Cash)	1,800,000		1,700,000		1,600,000
Bonus expenses in relation to the Brion retention bonus plan	100,000		700,000		1,200,000
Seniority Level One [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Senior management (excluding Board of Management) bonus, higher range	40.00%
Senior management (excluding Board of Management) bonus, lower range	0.00%
Seniority Level Two [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Senior management (excluding Board of Management) bonus, higher range	70.00%
Senior management (excluding Board of Management) bonus, lower range	0.00%
Employee plan [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Profit sharing bonus, higher range	20.00%
Profit sharing bonus, lower range	0.00%
Profit sharing percentage	18.00%		20.00%		18.00%
Other Plans [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Compensation expenses	€ 0		€ 0		€ 0
Employee Stock Option Plan [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Vesting period of granted shares options	3 years
Expiration period of unexercised stock options	10 years
Employee Purchase Plan [Member]
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Nonvested [Line Items]
Maximum percentage of gross base salary for which an employee can participate in stock option and share plan	10.00%
Minimum period for retaining the shares or stock options to qualify for cash bonus (months)	12 months
Percentage of bonus on net invested amount after minimum period for retaining the shares or stock options	20.00%

[1]	As of year end for each of the three years ended December 31, forfeitures are estimated to be nil.